Leasing arrangements—lessee (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of carrying amount of right of use assets
	As of	As of
	December 31, 2024	December 31, 2023
Right-of-use Buildings	$164,140	$105,079

Schedule of depreciation of right of use assets
	Year ended December 31, 2024	Year ended December 31, 2023
Depreciation expenses-right-of-use Land use right	$-	$25,166
Depreciation expenses-right-of-use Buildings	203,138	693,469
	$203,138	$718,635

Schedule of information of profit and loss
	Year ended December 31, 2024	Year ended December 31, 2023
Items affecting profit or loss
Interest expense on lease liabilities	$1,150	$17,474